CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities
Net Income	$ 1,515,000	$ 1,772,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	423,000	441,000
Securities amortization (accretion), net	240,000	150,000
Stock based compensation expense	33,000	27,000
Provision for loan losses	300,000	100,000
Securities available for sale gains, net	(8,000)	(188,000)
Net change in trading assets	(39,000)	(5,108,000)
Originations of loans held for sale	(8,988,000)	(5,715,000)
Proceeds from sale of loans	9,151,000	5,946,000
Losses (gain) on other real estate	39,000	(46,000)
Gain on sale of mortgage loans	(327,000)	(157,000)
Write-downs of other real estate, net	26,000
Changes in:
Interest receivable	(271,000)	134,000
Other assets	(745,000)	1,694,000
Interest payable	(40,000)	(27,000)
Other liabilities	(1,869,000)	(2,522,000)
Net cash from operating activities	(560,000)	(3,500,000)
Cash Flows From Investing Activities
Purchases of securities available for sale	(11,797,000)	(20,089,000)
Proceeds from sales of securities		16,525,000
Proceeds from principal payments, sales, maturities and calls of securities	10,368,000	2,561,000
Net change in loans	(3,477,000)	(5,423,000)
Proceeds from redemption of Federal Home Loan Bank stock		750,000
Purchases of bank premises and equipment	(190,000)	(316,000)
Proceeds from the sale of other real estate	3,349,000	309,000
Net cash from investing activities	(1,747,000)	(5,683,000)
Cash Flows From Financing Activities:
Net change in deposits	5,945,000	10,604,000
Net change in repurchase agreements and other borrowings	1,812,000	(1,465,000)
short-term advances from Federal Home Loan Bank		10,000,000
payment on short-term Federal Home Loan Bank advances	(10,000,000)	(10,000,000)
Long-term advances from Federal Home Loan Bank	4,682,000	1,635,000
Payments on long-term Federal Home Loan Bank advances	(1,517,000)	(2,102,000)
Purchase of common stock	(9,000)	(91,000)
Dividends paid	(709,000)	(681,000)
Net cash from financing activities	204,000	7,900,000
Net change in cash and cash equivalents	(2,103,000)	(1,283,000)
Cash and cash equivalents at beginning of year	17,168,880	22,860,487
Cash and cash equivalents at end of year	15,066,000	21,877,000
Cash paid during the year for:
Interest expense	1,008,000	960,000
Supplemental disclosures of non-cash investing activities
Real estate acquired through foreclosure	$ 3,029,000	$ 141,000